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                                  UNITEDSTATES
                         SECURITIESANDEXCHANGECOMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silchester International Investors Limited
           ------------------------------------------
Address:   Time & Life Building
           ------------------------------------------
           1 Bruton Street
           ------------------------------------------
           London, W1J6TL, United Kingdom
           ------------------------------------------

Form 13F File Number: 28- 12123
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy J. Linehan
           ------------------------------------------
Title:     Compliance Officer
           ------------------------------------------
Phone:     011-44-20-7518-7125
           ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan         London, United Kingdom             4/6/09
--------------------------     ----------------------     ----------------------
   [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number          Name

   28-
        -----------------       -----------------------------
   [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
                                          ---------------------
Form 13F Information Table Entry Total:   2
                                          ---------------------
Form 13F Information Table Value Total:   411,096
                                          ---------------------
                                                (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number               Name

      _____       28-
                       _______________               _______________________
      [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

     Column 1    Column 2      Column 3   Column 4           Column 5                  Column 6   Column 7       Column 8
--------------- ---------      ---------  --------  --------------------------------  ----------  --------  --------------------
                TITLE OF                   VALUE                             PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER   CLASS         CUSIP      (x$1000)  SHRS OR PRN AMT  SH/PRN  CALL    DISCRETION  MANAGERS  SOLE        SHARED NONE
--------------  --------       ----       -------   --------------   ------  ----    ----------  --------  ----       ------- ----
Korea Electric
 PWR            Sponsored ADR  500631106   180,062    19,678,953     SH              SOLE                  19,678,953
KT Corp.        Sponsored ADR  48268K101   231,034    16,753,757     SH              SOLE                  16,753,757